Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 255,370		¥ 249,679
Held-to-maturity Securities
Gain (Loss) on Investments [Line Items]
Impairment loss on securities	¥ 0	¥ 0
Orient Corporation
Gain (Loss) on Investments [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 140,613		132,817
Equity method Investments, aggregated market values	¥ 261,756		¥ 273,249